Note 3 - Fair Value Measurements - Summary of Unobservable Inputs in Fair Value Measurements (FY) (Details)	Dec. 31, 2020	Jun. 30, 2020 USD ($)	Jun. 03, 2020	Dec. 31, 2019 USD ($) yr
Fair value		$ 1,000,000
Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input	0.0004		5
Fair Value, Inputs, Level 3 [Member]
Fair value
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input | yr				0.04